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Domini Sustainable Solutions Fund
DOMINI SUSTAINABLE SOLUTIONS FUNDSM
Investment objective:
The Fund seeks to provide its shareholders with long-term total return.
Fees and expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you invest in Institutional shares of the Fund through an investment professional or financial intermediary, that investment professional or financial intermediary may charge you a commission in an amount determined and separately disclosed to you by that investment professional or financial intermediary.
Shareholder fees (paid directly from your investment)
Shareholder Fees - Domini Sustainable Solutions Fund - USD ($)		Investor	Institutional
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)		2.00%	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	[1],[2]	$ 15	$ 15
Outgoing bank wire transfer fee (deducted directly from sale proceeds)	[3]	$ 10	$ 10
[1]	/year
[2]	Paper document delivery fee applies to direct Fund accounts with balances below $10,000 and may be avoided by choosing e-delivery of Fund statements, prospectuses, and reports.
[3]	/transfer

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Domini Sustainable Solutions Fund		Investor	Institutional
Management fees		0.85%	0.85%
Distribution (12b-1) fees		0.25%	none
Other expenses	[1]	0.84%	0.84%
Total annual Fund operating expenses		1.94%	1.69%
Fee waivers and expense reimbursements	[2]	(0.54%)	(0.54%)
Total annual Fund operating expenses after fee waivers and expense reimbursements		1.40%	1.15%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor and Institutional share expenses to 1.40% and 1.15%, respectively. These expense limitations are in effect through November 30, 2021. There can be no assurance that the Adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the Adviser and the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Share classes (whether or not shares are redeemed)
Expense Example - Domini Sustainable Solutions Fund - USD ($)	1 Year	3 Years
Investor	143	557
Institutional	117	480

Share classes (whether or not shares are redeemed)
Expense Example, No Redemption - Domini Sustainable Solutions Fund - USD ($)	1 Year	3 Years
Investor	143	557
Institutional	117	480

Portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance but are already reflected in its total returns. The Fund is newly offered; therefore, it does not have a turnover rate to report for the most recent fiscal year.
Principal investment strategies:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of companies that demonstrate a commitment to sustainability solutions.

For purposes of the Fund’s 80% policy, a company demonstrates a commitment to sustainability solutions if, based on the Adviser’s fundamental analysis, the company provides, invests in or creates products or services that help:
  Accelerate the transition to a low-carbon future including through renewable energy, distributed generation, off-grid solutions, energy storage, electric vehicles, or energy-efficient technologies.
  Contribute to the development of sustainable communities including through safe and affordable housing, eco-friendly design, low-carbon transportation systems, or climate-resilient infrastructure.
  Ensure access to clean water including through the development or maintenance of water infrastructure, affordable water services, or solutions for water treatment, harvesting, conservation, flow-control, plumbing, or heating.
  Support more sustainable food systems including through the improvement of, or access to, healthy, natural, organic, or plant-based food, the reduction of food waste, promotion of resource-efficient agriculture, or support for small-scale farming.
  Promote societal health and well-being including through the improvement of, or access to, healthcare products or services, preventative healthcare solutions, innovative diagnostics or medicines, mobile medical technologies, or health education services.
  Broaden financial inclusion including through improvement of, or access to, capital, banking, insurance, investment, or other financial products or services.
  Bridge the digital divide and/or expand access to economic opportunity including through improvement of, or access to, information or communication technologies, education, training, or software/services.
The Fund may invest in equity securities issued by companies of any market capitalization located throughout the world, including the United States. For purposes of the Fund’s investment policies, equity securities include common stocks, warrants, rights, and preferred shares. The Fund’s investments are not constrained by benchmark weightings in regions, countries, or sectors. The Fund may have significant exposure to securities of issuers in the information technology, industrials, healthcare, and financial sectors. In addition, because the Fund is unconstrained to any benchmark, these exposures may change over time. The Fund may have significant exposure to any region, country or sector at any time. The Fund may invest in fewer than 50 securities.

Investment selections are made by Domini Impact Investments LLC (the “Adviser”), the Fund’s adviser, based on fundamental analysis of environmental, social, and financial criteria. SSGA Funds Management, Inc., (the “Subadviser”), the Fund’s subadviser, will purchase or sell securities to implement the Adviser’s investment selections at a time determined appropriate by the Subadviser and in accordance with, but not necessarily in the identical amounts as provided with the Adviser’s investment selections.
Principal risks:
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly in the short and long term. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments. There is no guarantee that the Fund’s investment objective will be achieved. The following is a summary description of certain risks of investing in the Fund.
  Market Risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by the Fund fall, including a complete loss on any individual security, the value of your investment will go down. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.
  Sustainable Investing Risk. The application of sustainable investing criteria will affect the Fund’s exposure to certain issuers, industries, sectors, regions, and countries and may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor.
  Portfolio Management Risk. The value of your investment may decrease if the Adviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results. In addition, the Fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the Adviser and could have an adverse effect on the value or performance of the Fund.
  Information Risk. There is a risk that information used by the adviser to evaluate the environmental and social performance of issuers, industries, markets, sectors, and regions may not be readily available, complete, or accurate, which could negatively impact the adviser’s ability to apply its environmental and social standards, which may negatively impact Fund performance. This may also lead the Fund to avoid investment in certain issuers, industries, markets, sectors, or regions.
  Mid- to Large-Cap Companies Risk. The market prices of companies at different capitalization levels may go up or down due to general market conditions and cycles. The value of your investment will be affected by the Fund’s exposure to mid- and large-cap companies.
  Small-Cap Companies Risk. Compared to large companies, small-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines, capital resources and depth of management, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.
  Foreign Investing Risk. Investments in foreign regions or in securities of issuers with significant exposure to foreign markets may be more volatile and less liquid than U.S. investments due to adverse political, social, and economic developments, such as nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, terrorism and political or financial instability; regulatory differences such as accounting, auditing, and financial reporting standards and practices; natural disasters; and the degree of government oversight and supervision. Less information may be publicly available regarding foreign issuers.
  Geographic Focus Risk. To the extent that the Fund invests from time to time a significant portion of its assets in issuers organized or located in a particular country or geographic region, the Fund may be particularly affected by adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in those countries or regions.
  Currency Risk. Fluctuations between the U.S. dollar and foreign currency exchange rates could negatively affect the value of the Fund’s investments. The Fund will benefit when foreign currencies strengthen against the dollar and will be hurt when foreign currencies weaken against the dollar. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of U.S. and foreign governments or central banks, and the imposition of currency controls or restrictions and speculation.
  Issuer Focus Risk. The Fund may invest in fewer than 50 securities, and as a result, the Fund’s performance may be more volatile than the performance of funds holding more securities.
  Market Sector Risk. The Fund may hold a large percentage of securities in a single market sector. To the extent the Fund holds a large percentage of securities in a single sector, its performance will be tied closely to, and affected by, the performance of that sector, and the Fund will be subject to a greater degree to any market price movements, regulatory or technological change, economic conditions or other developments or risks affecting such market sector than a Fund without the same focus.
  Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of such rights.
  Industrial Sector Risk. Securities in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative.
  Healthcare Sector Risk. Securities in the healthcare sector, such as healthcare supplies, healthcare services, biotechnology and pharmaceuticals, may be significantly affected by government regulation and reimbursement rates, approval of products by government agencies, and patent expirations and litigation.
  Financial Sector Risk. Issuers in the financial sector, such as banks, insurance companies and broker-dealers, may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.
  Redemption Risk. The Fund may experience heavy redemptions that could cause it to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.
  Cybersecurity Risk. Cybersecurity failures by or breaches of the Fund’s adviser, transfer agent, distributor, custodian, fund accounting agent or other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions, cause loss of or unauthorized access to private shareholder information, and result in financial losses, regulatory fines, penalties, reputational damage, or additional compliance costs.
These and other risks are discussed in more detail later in this prospectus or in the SAI. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals.
Investment results:
As of the date of this prospectus, the Fund did not have a full calendar year of operations, therefore, information on the Fund's performance is not presented. Updated information on the Fund's investment results can be obtained by visiting www.domini.com/performance and by calling 1-800-582-6757.